Equity	3 Months Ended
Mar. 31, 2018
Equity [Abstract]
Equity

Note 11. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options and RSUs were allocated as follows:

	Three Months Ended
	March 31,
	2018	2017
	U.S. $ in thousands
Cost of sales	$387	$643
Research and development, net	742	849
Selling, general and administrative	2,286	2,412
Total stock-based compensation expenses	$3,415	$3,904

A summary of the Company’s stock option activity for the three months ended March 31, 2018 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2018	3,330,953	$31.53
Exercised	(17,402)	17.26
Forfeited	(187,859)	27.93
Options outstanding as of March 31, 2018	3,125,692	$31.83
Options exercisable as of March 31, 2018	1,408,599	$43.15

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee’s continuous service to the Company. The fair value of stock options is determined using the Black-Scholes model.

During the three-month periods ended March 31, 2018 and 2017, the Company issued 17,402 shares and 35,769 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $0.3 million and $0.5 million for the three-month periods ended March 31, 2018 and 2017, respectively.

As of March 31, 2018, the unrecognized compensation cost of $18.8 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 2.6 years.

A summary of the Company’s RSUs activity for the three months ended March 31, 2018 is as follows:

		Weighted Average Grant
	Number of RSUs	Date Fair Value
Unvested RSUs outstanding as of January 1, 2018	302,163	$30.88
Forfeited	(17,569)	33.41
Vested	(60,317)	30.58
Unvested RSUs outstanding as of March 31, 2018	224,277	$30.22

The fair value of RSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of March 31, 2018, the unrecognized compensation cost of $5.2 million related to all unvested, equity-classified RSUs is expected to be recognized as expense over a weighted-average period of 2.6 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2018 and 2017, respectively:

	Three months ended March 31, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive income (loss) before reclassifications	(90)	2,011	1,921
Amounts reclassified from accumulated other comprehensive loss	(235)	-	(235)
Other comprehensive income (loss)	(325)	2,011	1,686
Balance as of March 31, 2018	$5	$(5,342)	$(5,337)

	Three months ended March 31, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	Hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive income (loss) before reclassifications	793	713	1,506
Amounts reclassified from accumulated other comprehensive loss	(270)	-	(270)
Other comprehensive income	523	713	1,236
Balance as of March 31, 2017	$499	$(12,742)	$(12,243)